Principles underlying preparation of consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2019
Principles underlying preparation of consolidated financial statements
Summary of impact of adopting IFRS 16 on statement of financial position

Amount
Assets
Property and equipment (right-of-use assets)	936

Liabilities
Long-term portion of lease liabilities	704
Short-term portion of lease liabilities	364
Trade and other payables	(132)

Summary of reconciliation of lease liabilities to operating lease commitments

Amount
Operating lease commitments as at December 31, 2018	1,242
Weighted average incremental borrowing rate as at January 1, 2019	9%
Discounted operating lease commitments at January 1, 2019	1,202
Less:
Commitments relating to short-term lease	(134)
Lease liabilities as at January 1, 2019	1,068